Foreign currency transactions (Tables)	12 Months Ended
Dec. 31, 2017
Foreign Exchange Rates [Abstract]
Summary of Transactions Denominated in Foreign Currency
a.	Transactions denominated in foreign currency for the years ended at December 31, 2015, 2016 and 2017 were as follows:

	2015	2016	2017
	(In thousands of U.S. dollars)
Revenues from aeronautical and non-aeronautical services	93,431	121,137	135,776
Revenues for recovery expenses	774	923	1,362
Technical assistance fee	5,682	5,622	5,738
Other expenses	36,616	55,723	54,198

Summary of Exchange Rate in Effect
b.	The exchange rates in effect at the dates of the consolidated statements of financial position and the issuance date of the consolidated financial statements were as follows:

	December 31,						February 22,
	2015		2016		2017		2018
Mexican pesos per one U.S. dollar (Note 3.p)	Ps.	17.2065	Ps.	20.6640	Ps.	19.7354	Ps.